Accrued warranty cost (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued warranty cost
Beginning balance	78,751	31,277	5,931
Warranty provision	42,167	47,474	25,346
Warranty utilization	(6,692)
Ending balance	114,226	78,751	31,277